Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Borrowings
Summary of Non-Convertible Promissory Notes Payable

	September 30,	December 31,
	2024	2023
Malta loan receipt 3 – June 3, 2022	$511,262	$507,035
Malta loan receipt 2 – August 10, 2021	315,673	313,063
Malta loan receipt 1 – February 9, 2021	64,807	64,271
Interest added to principal	70,088	29,191
Total principal outstanding	961,830	913,560
Plus: accrued interest	45,383	40,317
Total promissory notes payable	$1,007,213	$953,877

	As of December 31,
	2023	2022
Malta loan receipt 3 – June 3, 2022	$507,035	$62,365
Malta loan receipt 2 – August 10, 2021	313,063	303,778
Malta loan receipt 1 – February 9, 2021	64,271	491,996
Interest added to principal	29,191	11,551
Total principal outstanding	913,560	869,690
Plus: accrued interest	40,317	16,775
Total promissory notes payable	$953,877	$886,465

Schedule of Short-Term Debt

	September 30,	December 31,
	2024	2023
Agile loan agreement 1 - July 9, 2024	$315,000	$—
Agile loan agreement 2 - August 29,2024	530,000	—
Interest added to loan agreement 1 - July 9, 2024	54,450	—
Interest added to loan agreement 2 - August 29, 2024	33,314	—
Total principal and interest outstanding	932,764	—
Less: loan repayments	287,228	—
Total promissory notes payable	$645,536	$—